Long-term debt - Additional information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Sep. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Long-term debt
Long-term debt		$ 65,000		$ 65,000
Revolving credit facility
Long-term debt
Notional amount	$ 500,000
Extension in maturity term of borrowings	4 years
Working capital facility	$ 700,000
Finance costs, net		$ 1,269	$ 442	$ 2,578	$ 979
Revolving credit facility | Minimum
Long-term debt
Uncommitted Accordion Amount	100,000
Revolving credit facility | Maximum
Long-term debt
Uncommitted Accordion Amount	$ 200,000
Revolving credit facility | Federal Funds Effective Rate
Long-term debt
Additional interest added to the base rate (in percent)		0.50%		0.50%
Revolving credit facility | Base rate canada | Minimum
Long-term debt
Additional interest added to the base rate (in percent)		0.75%		0.75%		0.75%
Revolving credit facility | Base rate canada | Maximum
Long-term debt
Additional interest added to the base rate (in percent)		1.75%		1.75%		1.75%
Revolving credit facility | SOFR loan | Minimum
Long-term debt
Additional interest added to the base rate (in percent)		1.75%		1.75%		1.75%
Revolving credit facility | SOFR loan | Maximum
Long-term debt
Additional interest added to the base rate (in percent)		2.75%		2.75%		2.75%